ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 99.2%
Alabama 2.1%
Baldwin County Eastern Shore Hosp. Auth., 5.75%, 4/1/27
(Prerefunded 4/1/08) (1)	885	909
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.125%, 12/1/24	2,100	2,185
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.375%, 12/1/24 (2)	1,500	1,588
Courtland Ind. Dev. Board, PCR, Int'l. Paper, 4.75%, 5/1/17	5,000	4,899
Courtland Ind. Dev. Board, PCR, Int'l. Paper, 6.70%, 11/1/29 (2)	1,000	1,030
Huntsville - Redstone Village Special Care Fac. Fin. Auth.
5.50%, 1/1/28	2,500	2,303
Huntsville - Redstone Village Special Care Fac. Fin. Auth.
5.50%, 1/1/43	2,500	2,238
Huntsville - Redstone Village Special Care Fac. Fin. Auth.
8.125%, 12/1/26 (Prerefunded 12/1/12) (1)	2,950	3,609
Huntsville - Redstone Village Special Care Fac. Fin. Auth.
8.25%, 12/1/32 (Prerefunded 12/1/12) (1)	700	860
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic
5.25%, 3/1/31	3,500	3,372
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic
5.25%, 3/1/36	1,850	1,764
Phenix City Ind. Dev. Board, PCR, MeadWestvaco
6.35%, 5/15/35 (2)	3,000	3,078
Prattville Ind. Dev. Board, IDRB, Int'l. Paper, 4.55%, 12/1/26	1,525	1,398
Selma Ind. Dev. Board, PCR, Int'l. Paper, 6.70%, 2/1/18 (2)	2,000	2,084
		31,317
Alaska 0.6%
Alaska HFC, Single Family, 6.10%, 6/1/30	3,935	4,029
Alaska HFC, Single Family, 6.15%, 6/1/39	5,415	5,538
		9,567
Arizona 0.9%
Peoria IDA, Sierra Winds Life Care, 6.25%, 8/15/14	2,040	2,086
Peoria IDA, Sierra Winds Life Care, 6.25%, 8/15/20	4,500	4,587
Peoria IDA, Sierra Winds Life Care, 6.375%, 8/15/29	1,250	1,274
Peoria IDA, Sierra Winds Life Care, 6.50%, 8/15/31	1,000	1,021
Tempe IDA, Friendship Village, 5.375%, 12/1/13	1,000	1,000
Tempe IDA, Friendship Village, 6.75%, 12/1/30	2,700	2,849
		12,817
Arkansas 0.3%
Arkansas Dev. Fin. Auth., 5.10%, 7/1/36 (2)	4,930	4,871
		4,871
California 8.4%
Banning Fin. Auth., 5.00%, 6/1/38 (3)	2,000	2,060
California, GO, 5.50%, 4/1/30	5	5
California, GO, 5.50%, 11/1/33 (16)	15,640	16,611
California, GO, 5.65%, 6/1/30	310	324
California Pollution Control Fin. Auth., PCR, Waste Management
5.40%, 4/1/25 (2)	6,000	5,966
California Public Works Board, Community College
5.50%, 6/1/21	1,155	1,259
California Public Works Board, Community College
5.50%, 6/1/22	1,220	1,326
California Public Works Board, Community College
5.50%, 6/1/23	1,285	1,394
California Public Works Board, Mental Health, Coalinga
5.125%, 6/1/29	6,000	6,094
California Statewide CDA, Daughters of Charity Health
5.25%, 7/1/24	2,000	2,007
California Statewide CDA, Front Porch Communities
5.125%, 4/1/37 (4)	12,400	11,795
California Statewide CDA, Memorial Health Services
6.00%, 10/1/23	2,250	2,392
California Tobacco Securitization Agency, Los Angeles County
Tobacco Industry, STEP, 0.00%, 6/1/21	5,445	4,366
Capistrano Unified School Dist. No. 90-2, 6.00%, 9/1/33	1,250	1,276
Corona Community Fac. Dist. #2002-4, 5.80%, 9/1/29	2,000	2,020
Corona Community Fac. Dist. #2002-4, 5.875%, 9/1/34	2,000	2,021
East Palo Alto Redev. Agency, Univ. Circle Gateway/101
Corridor, 6.50%, 10/1/19	1,000	1,062
East Palo Alto Redev. Agency, Univ. Circle Gateway/101
Corridor, 6.625%, 10/1/29	1,780	1,894
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/15 (5)	2,650	2,037
Foothill/Eastern Transportation Corridor Agency
Zero Coupon, 1/1/19 (5)	10,000	6,260
Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12	300	301
Golden State Tobacco Securitization Corp., Tobacco Industry
4.50%, 6/1/27	3,300	2,959
Golden State Tobacco Securitization Corp., Tobacco Industry
5.75%, 6/1/47	6,500	6,107
Golden State Tobacco Securitization Corp., Tobacco Industry
6.75%, 6/1/39 (Prerefunded 6/1/13) (1)	2,000	2,325
Golden State Tobacco Securitization Corp., Tobacco Industry
STEP, 0.00%, 6/1/37	12,000	7,749
Long Beach Bond Fin. Auth., Natural Gas, 5.50%, 11/15/30	5,555	5,650
Orange County Community Fac. Dist., Ladera Ranch
5.55%, 8/15/33	3,500	3,523
Sacramento City Fin. Auth., Sacramento Hotel, 6.25%, 1/1/30	9,970	9,939
Southern California Public Power Auth., 5.00%, 11/1/33	7,000	6,753
Univ. of California Regents, 5.125%, 5/15/20 (6)	1,500	1,594
West Hollywood CDA, East Side Redev., 5.75%, 9/1/33	2,000	2,035
West Sacramento Fin. Auth., 5.00%, 9/1/34 (3)	2,000	2,094
		123,198
Colorado 2.4%
Beacon Point Metropolitan Dist., 4.375%, 12/1/15	565	577
Colorado Ed. & Cultural Fac. Auth., Elbert County Charter
7.25%, 3/1/24	735	778
Colorado Ed. & Cultural Fac. Auth., Elbert County Charter
7.375%, 3/1/35	785	828
Colorado Ed. & Cultural Fac. Auth., Excel Academy
5.50%, 12/1/25 (3)	1,295	1,409
Colorado Ed. & Cultural Fac. Auth., Excel Academy
5.50%, 12/1/33 (3)	1,550	1,669
Colorado Ed. & Cultural Fac. Auth., Excel Academy
7.30%, 12/1/23 (Prerefunded 12/1/11) (1)	970	1,114
Colorado Ed. & Cultural Fac. Auth., Excel Academy
7.50%, 12/1/33 (Prerefunded 12/1/11) (1)	1,750	2,023
Colorado Ed. & Cultural Fac. Auth., Front Range Christian
School, 4.875%, 4/1/37	2,750	2,648
Colorado Ed. & Cultural Fac. Auth., Knowledge Quest Charter
School, 6.50%, 5/1/36	1,950	1,972
Colorado Ed. & Cultural Fac. Auth., Monument Academy
5.875%, 10/1/27	1,185	1,162
Colorado Ed. & Cultural Fac. Auth., Monument Academy
6.00%, 10/1/37	3,000	2,929
Colorado Ed. & Cultural Fac. Auth., Peak to Peak Charter
Schools, 7.50%, 8/15/21 (Prerefunded 8/15/11) (1)	880	997
Colorado Ed. & Cultural Fac. Auth., Peak to Peak Charter
Schools, 7.625%, 8/15/31 (Prerefunded 8/15/11) (1)	1,000	1,148
Colorado Ed. & Cultural Fac. Auth., Windsor Academy
5.70%, 5/1/37	800	748
Colorado HFA, Christian Living Communities, 5.25%, 1/1/17	1,245	1,211
Colorado HFA, Christian Living Communities, 5.75%, 1/1/37	2,000	1,918
Colorado HFA, Covenant Retirement Communities
6.125%, 12/1/33	4,900	5,107
Colorado HFA, PorterCare Adventist Health, 6.50%, 11/15/31
(Prerefunded 11/15/11) (1)	2,000	2,252
Colorado HFA, PorterCare Adventist Health, 6.625%, 11/15/26
(Prerefunded 11/15/11) (1)	500	565
Park Creek Metropolitan District, Property Tax, 5.50%, 12/1/37	4,000	3,852
		34,907
Connecticut 3.5%
Connecticut Dev. Auth., Light & Power, 5.85%, 9/1/28	4,580	4,707
Connecticut Dev. Auth., Light & Power, 5.85%, 9/1/28	5,000	5,139
Mashantucket Western Pequot Tribe, 5.50%, 9/1/28	9,000	8,718
Mashantucket Western Pequot Tribe, 5.50%, 9/1/36 (4)	12,285	11,838
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (4)	1,000	1,016
Mashantucket Western Pequot Tribe, 5.75%, 9/1/18 (4)	1,000	1,006
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (4)	4,000	4,000
Mashantucket Western Pequot Tribe, 6.50%, 9/1/31 (4)	1,500	1,580
Mohegan Tribe Indians, 6.25%, 1/1/21	2,500	2,574
Mohegan Tribe Indians, 6.25%, 1/1/31	10,000	10,357
Mohegan Tribe Indians, Public Improvement, 5.125%, 1/1/23	1,350	1,287
		52,222
Delaware 0.4%
Delaware HFA, Catholic Health East, 5.75%, 11/15/33	750	781
Sussex County, Cadbury Lewes, 5.15%, 1/1/12	1,075	1,067
Sussex County, Cadbury Lewes, 5.45%, 1/1/16	850	837
Sussex County, Cadbury Lewes, 6.00%, 1/1/35	2,505	2,501
		5,186
District of Columbia 2.4%
District of Columbia, Friendship Public Charter School
5.00%, 6/1/26 (7)	1,000	923
District of Columbia, Friendship Public Charter School
5.00%, 6/1/35 (7)	1,100	959
District of Columbia, GO, 5.375%, 6/1/17 (8)(9)	3,375	3,496
District of Columbia, GO, 5.375%, 6/1/17 (Prerefunded) (8)(9)	1,375	1,432
District of Columbia, GO, 5.50%, 6/1/13 (8)(9)	7,015	7,281
District of Columbia, GO, 5.50%, 6/1/13 (Prerefunded) (8)(9)	2,355	2,445
District of Columbia, GO, 5.50%, 6/1/14 (8)(9)	4,185	4,346
District of Columbia, GO, 5.50%, 6/1/14 (Prerefunded) (8)(9)	1,435	1,490
District of Columbia, Henry Adams House/Gables
6.60%, 11/1/15	1,530	1,613
District of Columbia, Medlantic Health, 5.75%, 8/15/26 (5)(10)	6,000	6,069
District of Columbia, The Methodist Home of D.C.
5.50%, 1/1/11	1,000	1,004
District of Columbia, The Methodist Home of D.C.
6.00%, 1/1/20	3,920	3,947
		35,005
Florida 6.0%
Alachua County HFA, Shands Teaching Hosp. & Clinic, VR
4.636%, 12/1/37	3,000	2,747
Ave Maria Stewardship Community Dev. Dist., 4.80%, 11/1/12	4,250	3,919
Ave Maria Stewardship Community Dev. Dist., 5.125%, 5/1/38	1,000	788
Belmont Community Dev. Dist., 5.125%, 11/1/14	3,000	2,742
Brandy Creek Community Dev. Dist., 6.35%, 5/1/34	940	992
Double Branch Community Dev. Dist., 6.70%, 5/1/34	1,450	1,554
Fishhawk Community Dev. Dist. II, 5.00%, 5/1/12	2,415	2,289
Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09	660	660
Greyhawk Landing Community Dev. Dist., 6.25%, 5/1/09	290	290
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/23	500	508
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/24	2,000	2,026
Highlands County HFA, Adventist Health/Sunbelt
5.125%, 11/15/32	3,000	3,012
Highlands County HFA, Adventist Health/Sunbelt, VRDN
3.58%, 11/15/31 (11)	7,190	7,190
Laguna Lakes Community Dev. Dist., 6.40%, 5/1/33
(Prerefunded 5/1/13) (1)	945	1,075
Lee County IDA, Cypress Cove at Healthpark, 6.375%, 10/1/25	2,600	2,629
Merrill Lynch, Baptist Health, VR, 5.874%, 8/15/37	8,000	7,999
Middle Village Community Dev. Dist., 5.00%, 5/1/09	235	235
Middle Village Community Dev. Dist., 5.80%, 5/1/22	930	940
Orange County HFA, Westminster Community Care
6.50%, 4/1/12	1,465	1,505
Orange County HFA, Westminster Community Care
6.75%, 4/1/34	2,695	2,757
OTC Community Dev. Dist., 5.30%, 5/1/38	3,070	2,505
Paseo Community Dev. Dist., 5.00%, 2/1/11	5,105	4,821
Preserve at Wilderness Lake Community Dev. Dist.
5.00%, 5/1/09	45	45
Preserve at Wilderness Lake Community Dev. Dist.
5.90%, 5/1/34	2,165	2,059
Saddlebrook Community Dev. Dist., 6.25%, 5/1/09	25	25
Saint John's County IDA, Glenmoor, 5.00%, 1/1/16	1,850	1,788
Saint John's County IDA, Glenmoor, 5.25%, 1/1/26	1,000	917
Saint John's County IDA, Glenmoor, 5.375%, 1/1/40	2,500	2,256
Seminole Tribe of Florida, 5.25%, 10/1/27 (4)	10,000	9,581
Seminole Tribe of Florida, 5.50%, 10/1/24 (4)	2,100	2,101
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	2,760	2,711
Seven Oaks Community Dev. Dist. II, 5.875%, 5/1/35	1,885	1,760
South Village Community Dev. Dist., 5.70%, 5/1/35	2,920	2,592
Tolomato Community Dev. Dist., Special Assessment
6.375%, 5/1/17	1,500	1,492
Tolomato Community Dev. Dist., Special Assessment
6.45%, 5/1/23	1,000	987
Tolomato Community Dev. Dist., Special Assessment
6.65%, 5/1/40	1,000	983
Watergrass Community Dev. Dist., 5.125%, 11/1/14	3,000	2,760
Winter Garden Village, Fowler Grove, 5.65%, 5/1/37	3,000	2,692
		87,932
Georgia 2.4%
Americus & Sumter County Hosp. Auth., Magnolia Manor
6.25%, 5/15/19	1,500	1,526
Americus & Sumter County Hosp. Auth., Magnolia Manor
6.375%, 5/15/29	3,500	3,553
Atlanta, Princeton Lakes, 5.50%, 1/1/31	435	417
Augusta, Airport Revenue, 5.15%, 1/1/35	1,600	1,495
Chatham County Hosp. Auth., Memorial Health Univ. Medical
Center, 6.125%, 1/1/24	3,250	3,350
Fulton County Residential Care Fac., Canterbury Court
6.125%, 2/15/34	2,000	1,968
Main Street Natural Gas, 5.50%, 9/15/27	5,000	4,988
Main Street Natural Gas, 5.50%, 9/15/28	2,250	2,236
Municipal Electric Auth. of Georgia, Electric Power Supply
6.25%, 1/1/17	4,000	4,670
Rockdale County Dev. Auth., Pratt Industries USA
6.125%, 1/1/34 (2)	5,000	4,878
Savannah Economic Dev. Auth., Marshes of Skidaway
6.00%, 1/1/34	1,445	1,433
Savannah Economic Dev. Auth., Marshes of Skidaway
6.85%, 1/1/19	2,240	2,272
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	2,700	2,799
		35,585
Guam 0.6%
Guam Gov't. Waterworks Auth., 5.875%, 7/1/35	8,750	9,016
		9,016
Hawaii 0.2%
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living
7.875%, 11/15/23	2,500	2,817
		2,817
Idaho 0.4%
Idaho Housing Agency, Single Family, 7.80%, 1/1/23 (2)	50	50
Nez Perce County PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	1,000	1,097
Power County, PCR, FMC Corp., 6.45%, 8/1/32 (2)	4,570	4,695
		5,842
Illinois 6.7%
Aurora Economic Dev., Advocate Health Care Network
8.75%, 7/1/14	2,500	2,506
Bolingbrook Special Service Area No. 1, Forest City
STEP, 5.90%, 3/1/27	1,750	1,846
Gilberts, Service Area No. 15, Gilberts Town Center
6.25%, 3/1/35	5,804	5,828
Illinois Dev. Fin. Auth., PCR, CITGO Petroleum, 8.00%, 6/1/32 (2)	1,750	1,917
Illinois EFA, Augustana College, 5.70%, 10/1/32	2,500	2,548
Illinois Fin. Auth., Northwestern Memorial Hosp.
5.50%, 8/15/43	8,000	8,366
Illinois HFA, Clare at Water Tower (Chicago), 6.125%, 5/15/38	5,000	4,929
Illinois HFA, Friendship Village of Schaumburg, 5.00%, 2/15/15	1,000	961
Illinois HFA, Friendship Village of Schaumburg
5.625%, 2/15/37	7,600	6,994
Illinois HFA, Glen Oaks Medical Center, 7.00%, 11/15/19 (5)	3,300	3,303
Illinois HFA, Hinsdale Hosp., 7.00%, 11/15/19 (5)	5,100	5,105
Illinois HFA, Institute of Technology, 5.00%, 4/1/31	4,000	3,856
Illinois HFA, Institute of Technology, 5.00%, 4/1/36	8,000	7,604
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/37	3,400	3,333
Illinois HFA, Lutheran Senior Ministries, 7.375%, 8/15/31
(Prerefunded 8/15/11) (1)	6,530	7,499
Illinois HFA, Palos Community Hosp., 5.00%, 5/15/32 (10)	5,000	5,098
Illinois HFA, Riverside Health, 6.80%, 11/15/20
(Prerefunded 11/15/10) (1)	2,250	2,491
Illinois HFA, Smith Village, 6.25%, 11/15/35	5,800	5,814
Illinois HFA, Tabor Hills Supportive Living, 5.25%, 11/15/26	2,300	2,227
Illinois HFA, Tabor Hills Supportive Living, 5.25%, 11/15/36	2,000	1,870
Illinois HFA, Three Crowns Park Plaza, 5.875%, 2/15/38	2,250	2,171
Illinois HFA, Villa Saint Benedict, 5.75%, 11/15/15	1,000	965
Illinois HFA, Villa Saint Benedict, 6.90%, 11/15/33	3,500	3,174
Village of Carol Stream, Windsor Park Manor, 7.00%, 12/1/13
(Prerefunded 12/1/07) (1)	2,000	2,040
Yorkville, Bristol Bay, 5.875%, 3/1/36	5,990	5,663
		98,108
Indiana 2.0%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/28	4,000	3,887
Indiana HEFA, Community Foundation, 5.50%, 3/1/37	7,000	6,772
Indiana HFFA, Community Foundation, 6.00%, 3/1/34	3,000	3,100
Indianapolis Airport Auth., United Airlines
6.50%, 11/15/31 (2)(12)(13)	10,036	984
Rockport Ind. Pollution Control, American Electric Power
4.15%, 7/1/25 (Tender 7/15/11) (6)	5,000	5,079
Saint Joseph County, Holy Cross at Notre Dame
6.00%, 5/15/38	1,975	1,926
Saint Joseph County, Madison Center, 5.45%, 2/15/17	3,400	3,429
Saint Joseph County, Madison Center, 5.50%, 2/15/21	1,190	1,197
Vigo County Hosp. Auth., Union Hosp., 5.70%, 9/1/37	2,750	2,557
		28,931
Iowa 1.1%
Iowa Fin. Auth., Care Initiatives, 5.25%, 7/1/10	1,000	1,019
Iowa Fin. Auth., Care Initiatives, 5.25%, 7/1/11	1,000	1,024
Iowa Fin. Auth., Care Initiatives, 5.25%, 7/1/12	1,825	1,872
Iowa Fin. Auth., Care Initiatives, 5.50%, 7/1/25	3,000	3,002
Scott County, Ridgecrest Village, 5.25%, 11/15/27	3,000	2,878
Scott County, Ridgecrest Village, 5.625%, 11/15/18	1,600	1,644
Scott County, Ridgecrest Village, 7.25%, 11/15/26
(Prerefunded 11/15/10) (1)	4,750	5,281
		16,720
Kansas 1.1%
City of Olathe, Aberdeen, 8.00%, 5/15/30
(Prerefunded 5/15/10) (1)	2,000	2,251
Lenexa Health Care Fac., Lakeview Village, 6.875%, 5/15/32
(Prerefunded 5/15/12) (1)	1,100	1,267
Overland Park Dev. Corp., 7.375%, 1/1/32	5,500	6,192
Wyandotte County Unified Gov't., 4.75%, 12/1/16	3,250	3,259
Wyandotte County Unified Gov't., 5.00%, 12/1/20	3,350	3,363
		16,332
Louisiana 1.8%
Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 (2)	6,250	6,826
Louisiana Local Gov't Environmental Fac. Auth., Westlake
Chemical, 6.75%, 11/1/32	5,000	4,988
Saint John Baptist Parish, PCR, Marathon Oil, 5.125%, 6/1/37	15,195	14,485
		26,299
Maryland 5.6%
Annapolis, IDRB, Park Place Project, 5.35%, 7/1/34	2,650	2,472
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	1,500	1,515
Baltimore City, Harborview Lot No. 2, 6.50%, 7/1/31	1,750	1,814
Gaithersburg, Asbury Obligated Group, 5.125%, 1/1/26	4,000	3,915
Gaithersburg, Asbury Obligated Group, 5.125%, 1/1/36	4,850	4,611
Howard County, Vantage House, 5.25%, 4/1/33	1,000	910
Howard County, Vantage House, 5.25%, 4/1/37	2,370	2,135
Maryland CDA, Residential, 4.90%, 9/1/31 (2)	3,000	2,914
Maryland CDA, Residential, 4.95%, 9/1/38 (2)	4,470	4,326
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/31	7,100	6,319
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28
(Prerefunded 6/1/11) (1)	3,870	4,464
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/22	725	734
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/34	8,265	8,243
Maryland Economic Dev. Corp., Towson Univ. Student Housing
5.25%, 7/1/37	1,000	955
Maryland Energy Fin. Administration, Office Paper Systems
7.50%, 9/1/15 (2)	4,515	4,887
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	2,750	2,824
Maryland HHEFA, Carroll Hosp. Center, 5.80%, 7/1/32	1,500	1,537
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/19	1,300	1,368
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/26	1,000	1,042
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/23
(Prerefunded 4/1/11) (1)	120	133
Maryland HHEFA, King Farm Presbyterian Community
5.00%, 1/1/17	5,605	5,375
Maryland HHEFA, King Farm Presbyterian Community
5.25%, 1/1/27	500	456
Maryland HHEFA, King Farm Presbyterian Community
5.30%, 1/1/37	600	530
Maryland HHEFA, Mercy Medical Center, 5.50%, 7/1/42	8,000	7,812
Northeast Maryland Waste Disposal Auth., IDRB, Waste
Management, 5.00%, 1/1/12 (2)	3,250	3,290
Prince George's County, National Harbor Project, 5.20%, 7/1/34	7,960	7,470
		82,051
Massachusetts 2.1%
Massachusetts, GO, 5.50%, 8/1/19 (8)(10)	10,000	11,431
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/19	2,500	3,051
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/21	2,000	2,454
Massachusetts Dev. Fin. Agency, Boston Univ.
5.45%, 5/15/59 (3)	2,525	2,772
Massachusetts Dev. Fin. Agency, Covanta Haverhill
5.30%, 12/1/14 (2)	1,000	1,009
Massachusetts Dev. Fin. Agency, Covanta Haverhill
6.70%, 12/1/14 (2)	1,895	1,986
Massachusetts Dev. Fin. Agency, Linden Ponds
5.75%, 11/15/35	3,000	2,875
Massachusetts Health & Ed. Fac., Partners Healthcare
5.75%, 7/1/32	135	143
Massachusetts Ind. Fin. Agency, Bradford College
5.625%, 11/1/28 (12)(13)	6,000	—
Massachusetts Ind. Fin. Agency, Covanta Haverhill
5.40%, 12/1/11 (2)	3,600	3,665
Massachusetts Ind. Fin. Agency, Covanta Haverhill
5.60%, 12/1/19 (2)	2,000	2,030
		31,416
Michigan 1.7%
Detroit Sewage Disposal, VRDN, 3.65%, 7/1/33 (9)	10,760	10,760
Dickinson County Economic Dev. Corp., PCR, Int'l. Paper
4.80%, 11/1/18	2,185	2,133
Garden City Hospital Fin. Auth., Garden City Hosp.
5.625%, 9/1/10 (Prerefunded 9/1/08) (1)	300	307
Garden City Hospital Fin. Auth., Garden City Hosp.
5.625%, 9/1/10	335	335
Garden City Hospital Fin. Auth., Garden City Hosp.
5.75%, 9/1/17 (Prerefunded 9/1/08) (1)	600	615
Garden City Hospital Fin. Auth., Garden City Hosp.
5.75%, 9/1/17	680	680
Kentwood Economic Dev. Corp., The Holland Home
5.375%, 11/15/36	3,000	2,904
Michigan Strategic Fund, IDRB, Waste Management
5.20%, 4/1/10 (2)	6,500	6,595
		24,329
Minnesota 0.7%
Hubbard County Solid Waste Disposal, IDRB, Potlatch Corp.
7.25%, 8/1/14 (2)	3,000	3,296
Maple Grove, North Memorial Healthcare, 5.25%, 5/1/37	3,095	3,104
Minneapolis, Walker Methodist Senior Services
6.00%, 11/15/28	3,702	3,685
		10,085
Mississippi 1.6%
Mississippi Business Fin. Corp., PCR, System Energy Resources
5.90%, 5/1/22	14,325	14,460
Mississippi Hosp. Equipment Fac. Auth., Baptist Health System
5.00%, 8/15/29	7,000	6,836
Warren County, PCR, Int'l. Paper, 6.75%, 8/1/21 (2)	2,000	2,076
		23,372
Missouri 0.8%
Good Shepherd Nursing Home Dist., 5.45%, 8/15/08	255	255
Good Shepherd Nursing Home Dist., 5.90%, 8/15/23	2,000	2,004
Missouri HEFA, Lutheran Senior Living, 5.375%, 2/1/35	3,500	3,497
Missouri HEFA, Washington Univ., VRDN, 3.65%, 9/1/30	1,100	1,100
Riverside IDA, Riverside Horizons, 5.00%, 5/1/27 (7)	1,250	1,145
Sugar Creek, IDRB, LaFarge North America, 5.65%, 6/1/37 (2)	3,750	3,675
		11,676
Montana 0.1%
Montana Board of Housing, Single Family, 6.00%, 12/1/29 (2)	1,790	1,803
		1,803
Nebraska 0.4%
Kearney, Great Platte River Road Memorial
8.00%, 9/1/12 (12)(13)	123	25
Kearney, Great Platte River Road Memorial
Zero Coupon, 9/1/12 (13)	1,583	20
Nebraska Investment Fin. Auth., Single Family
5.40%, 9/1/38 (2)	5,000	5,063
Nebraska Investment Fin. Auth., Single Family
6.30%, 9/1/20 (2)	230	232
		5,340
Nevada 1.7%
Clark County, IDRB, PCR, Nevada Power, 5.60%, 10/1/30 (2)	5,000	4,753
Clark County, IDRB, PCR, Nevada Power, 5.90%, 10/1/30 (2)	6,500	6,419
Clark County, IDRB, PCR, Nevada Power, 5.90%, 11/1/32 (2)	2,500	2,468
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	2,875	2,986
Clark County, IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
(Tender 3/1/13) (2)	7,545	7,799
		24,425
New Hampshire 0.9%
New Hampshire HEFA, Covenant Health, 5.00%, 7/1/31	1,000	988
New Hampshire HEFA, Covenant Health, 5.00%, 7/1/31	4,000	3,951
New Hampshire HEFA, Covenant Health, 6.125%, 7/1/31
(Prerefunded 1/1/12) (1)	5,000	5,571
New Hampshire HEFA, Exeter Hosp., 6.00%, 10/1/24	2,000	2,137
		12,647
New Jersey 5.3%
Burlington County Bridge Commission, The Evergreens
5.625%, 1/1/38	2,000	1,956
Gloucester County Improvement Auth., IDRB, Waste
Management, 6.85%, 12/1/29 (Tender 12/1/09)	1,000	1,049
New Jersey Economic Dev. Auth., Cigarette Tax, 5.75%, 6/15/29	4,000	4,019
New Jersey Economic Dev. Auth., Franciscan Oaks
5.75%, 10/1/23	1,775	1,779
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
5.75%, 10/1/21	4,225	4,345
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
6.375%, 4/1/18 (Prerefunded 5/15/14) (1)	2,000	2,334
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
6.375%, 4/1/31 (Prerefunded 5/15/14) (1)	2,000	2,334
New Jersey Economic Dev. Auth., Keswick Pines, 5.70%, 1/1/18	1,500	1,503
New Jersey Economic Dev. Auth., Keswick Pines, 5.75%, 1/1/24	3,885	3,837
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/15	650	627
New Jersey Economic Dev. Auth., Lions Gate, 5.875%, 1/1/37	2,230	2,186
New Jersey Economic Dev. Auth., Presbyterian Homes at
Montgomery, 6.375%, 11/1/31	4,200	4,262
New Jersey Economic Dev. Auth., Seabrook Village
5.00%, 11/15/13	1,350	1,327
New Jersey Economic Dev. Auth., Seabrook Village
5.25%, 11/15/36	1,000	901
New Jersey Economic Dev. Auth., Winchester Gardens at Ward
Homestead, 5.80%, 11/1/31	1,500	1,520
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.50%, 7/1/23	3,000	1,632
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.625%, 7/1/36	4,875	2,652
New Jersey HFFA, Saint Barnabas Healthcare System
Zero Coupon, 7/1/31	45,750	11,398
New Jersey HFFA, Somerset Medical Center, 5.50%, 7/1/18	3,755	3,728
Tobacco Settlement Fin. Corp., Tobacco Industry
4.50%, 6/1/23	18,805	17,228
Tobacco Settlement Fin. Corp., Tobacco Industry
6.75%, 6/1/39 (Prerefunded 6/1/13) (1)	3,600	4,201
Tobacco Settlement Fin. Corp., Tobacco Industry
7.00%, 6/1/41 (Prerefunded 6/1/13) (1)	2,095	2,470
		77,288
New York 6.7%
Brookhaven IDA, Methodist Retirement Community Dev.
4.25%, 11/1/37 (Tender 11/1/11)	1,900	1,913
Dormitory Auth. of the State of New York, Catholic Health
Services of Long Island, 5.00%, 7/1/27	2,000	1,949
Dormitory Auth. of the State of New York, Catholic Health
Services of Long Island, 5.10%, 7/1/34	2,000	1,929
Dormitory Auth. of the State of New York, City Univ.
5.625%, 7/1/16	3,100	3,448
Dormitory Auth. of the State of New York, City Univ.
6.00%, 7/1/14	2,730	2,976
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	4,250	4,276
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	3,000	3,011
Dormitory Auth. of the State of New York, State Univ.
5.25%, 5/15/13	5,000	5,336
Dormitory Auth. of the State of New York, State Univ.
5.875%, 5/15/17	3,000	3,416
Huntington Housing Auth., Gurwin Jewish Senior Home
6.00%, 5/1/39	1,140	1,119
Metropolitan Transportation Auth., VRDN, 3.74%, 11/15/31	2,200	2,200
New York City, GO, 5.00%, 8/1/22	4,315	4,485
New York City, GO, 5.50%, 8/1/15	4,810	5,192
New York City, GO, 5.875%, 3/15/13	35	35
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	13,500	14,018
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	2,450	2,565
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (2)	5,500	5,718
New York City IDA, IDRB, American Airlines, 7.625%, 8/1/25 (2)	6,000	6,572
New York City IDA, IDRB, JFK Airport, 5.50%, 7/1/28 (2)	6,000	5,733
Niagara County IDA, American Ref-Fuel, 5.45%, 11/15/26
(Tender 11/15/12) (2)	2,000	2,009
Niagara County IDA, American Ref-Fuel, 5.55%, 11/15/24
(Tender 11/15/13) (2)	1,000	1,002
Niagara County IDA, American Ref-Fuel, 5.55%, 11/15/24
(Tender 11/15/15)	2,000	2,019
Oneida County IDA, Saint Elizabeth Medical Center
5.625%, 12/1/09	590	591
Oneida County IDA, Saint Elizabeth Medical Center
5.875%, 12/1/29	2,750	2,731
Oneida County IDA, Saint Elizabeth Medical Center
6.00%, 12/1/19	2,520	2,544
Seneca Nation Indians Capital Improvement Auth.
5.00%, 12/1/23 (4)	3,800	3,516
Seneca Nation Indians Capital Improvement Auth.
5.25%, 12/1/16 (4)	4,000	4,046
Suffolk County IDA, Huntington Hosp., 5.875%, 11/1/32	4,000	4,096
		98,445
North Carolina 3.3%
Gaston County, IDRB, PCR, National Gypsum, 5.75%, 8/1/35 (2)	3,800	3,684
North Carolina Eastern Municipal Power Agency
5.125%, 1/1/14	2,000	2,091
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/14	2,900	3,113
North Carolina Eastern Municipal Power Agency, 5.75%, 1/1/26	4,350	4,458
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	10,125	10,697
North Carolina Housing Fin. Auth., Single Family
4.70%, 7/1/38 (2)	5,000	4,590
North Carolina Medical Care Commission, First Mortgage
Presbyterian Homes, 5.60%, 10/1/36	1,500	1,456
North Carolina Medical Care Commission, First Mortgage
Presbyterian Homes, 7.00%, 10/1/31
(Prerefunded 10/1/10) (1)	4,000	4,435
North Carolina Medical Care Commission, First Mortgage
Southminster, 5.75%, 10/1/37	3,000	2,933
North Carolina Medical Care Commission, Maria Parham
Medical Center, 6.50%, 10/1/26	3,450	3,522
North Carolina Municipal Power Agency #1, Catawba Electric
6.375%, 1/1/13	3,000	3,157
North Carolina Municipal Power Agency #1, Catawba Electric
6.50%, 1/1/20	4,500	4,761
		48,897
North Dakota 0.4%
Grand Forks Health Care, Altru Health System Obligated Group
7.125%, 8/15/24 (Prerefunded 8/15/10) (1)	2,000	2,208
Mercer County, PCR, Basin Electric Power Co-Op.
7.20%, 6/30/13 (6)	3,500	3,933
		6,141
Ohio 2.2%
Akron, COP, 5.00%, 12/1/16 (14)	3,645	3,921
Buckeye Tobacco Settlement Fin. Auth., Tobacco Industry
5.125%, 6/1/24	3,000	2,832
Buckeye Tobacco Settlement Fin. Auth., Tobacco Industry
5.75%, 6/1/34	5,330	5,086
Buckeye Tobacco Settlement Fin. Auth., Tobacco Industry
6.50%, 6/1/47	15,000	15,436
Franklin County, Ohio Presbyterian Retirement Services
7.125%, 7/1/29 (Prerefunded 7/1/11) (1)	500	566
Montgomery County Hosp., Catholic Health Initiatives
6.00%, 12/1/19 (5)	1,785	1,907
Montgomery County Hosp., Catholic Health Initiatives
6.00%, 12/1/19	1,730	1,824
Ohio Environmental Fac., IDRB, Ford Motor Company
6.15%, 6/1/30 (2)	1,500	1,474
		33,046
Oklahoma 1.7%
Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15	5,035	5,059
Norman Regional Hosp. Auth., 5.375%, 9/1/36	3,600	3,535
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	3,085	3,001
Oklahoma Dev. Fin. Auth., Inverness Village, 7.25%, 2/1/16	170	197
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	11,760	13,984
		25,776
Oregon 0.5%
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/17 (7)	2,885	2,858
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/18 (7)	3,185	3,135
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/19 (7)	1,125	1,100
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/21	990	922
		8,015
Pennsylvania 5.3%
Allegheny County Hosp. Dev. Auth., West Penn Allegheny
Health, 9.25%, 11/15/22 (Prerefunded 11/15/10) (1)	1,000	1,182
Allegheny County Hosp. Dev. Auth., West Penn Allegheny
Health, 9.25%, 11/15/30 (Prerefunded 11/15/10) (1)	4,000	4,729
Bucks County IDA, Ann's Choice, 6.25%, 1/1/35	2,750	2,797
Bucks County IDA, Chandler Hall, 6.20%, 5/1/19	1,275	1,230
Bucks County IDA, Chandler Hall, 6.30%, 5/1/29	7,875	7,426
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25 (Prerefunded 1/1/13) (1)	4,200	4,882
Delaware County IDA, American Ref-Fuel, 6.20%, 7/1/19	3,405	3,476
Lancaster County Hosp. Auth., Saint Anne's Home for the Aged
6.60%, 4/1/24	3,200	3,245
Lehigh County General Purpose Auth., Saint Luke Hosp., VR
4.282%, 8/15/42	7,000	6,081
Monroe County Hosp. Auth., Pocono Medical
AR, 4.85%, 1/1/32 (15)	3,350	3,350
Montgomery County HHEFA, Philadelphia Geriatric Center
7.00%, 12/1/12 (Prerefunded 12/1/09) (1)	3,360	3,637
Montgomery County IDA, The Hill at Whitemarsh
6.125%, 2/1/28	7,175	7,251
Pennsylvania Econ. Dev. Fin. Auth., IDRB, Reliant Energy
6.75%, 12/1/36 (2)	3,250	3,455
Pennsylvania Higher EFA, Elizabethtown College
5.00%, 12/15/24 (15)	1,750	1,736
Pennsylvania Higher EFA, Elizabethtown College
5.00%, 12/15/27 (15)	2,000	1,975
Pennsylvania Higher EFA, Philadelphia Univ., 5.25%, 6/1/32	1,650	1,648
Pennsylvania Higher EFA, Philadelphia Univ., 5.50%, 6/1/20	1,000	1,055
Pennsylvania Higher EFA, Widener Univ., 5.375%, 7/15/29	1,000	1,009
Pennsylvania Housing Fin. Agency, Single Family
5.25%, 10/1/32 (2)	4,000	4,031
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement
Community, 5.85%, 5/15/13	1,165	1,175
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement
Community, 5.875%, 5/15/28	3,340	3,295
West Shore Area Auth., Holy Spirit Hosp., 6.25%, 1/1/32	3,750	3,885
Westmoreland County IDA, Redstone Presbyterian Seniorcare
8.00%, 11/15/23 (Prerefunded 11/15/10) (1)	5,000	5,643
		78,193
Puerto Rico 0.3%
Children's Trust Fund, Tobacco Industry, Zero Coupon, 5/15/55	58,000	1,985
Puerto Rico Ind., Tourism, Ed., Medical & Environmental, AES
Corp., 6.625%, 6/1/26 (2)	1,720	1,804
		3,789
Rhode Island 0.4%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	4,800	5,188
		5,188
South Carolina 2.4%
Connector 2000 Assoc., Zero Coupon, 1/1/08	2,600	2,569
Connector 2000 Assoc., Zero Coupon, 1/1/09	500	464
Connector 2000 Assoc., Zero Coupon, 1/1/10	2,900	1,611
Connector 2000 Assoc., Zero Coupon, 1/1/31	21,100	3,704
Georgetown County, PCR, Int'l. Paper, 6.25%, 9/1/23 (2)	2,000	2,051
Lancaster County, Edenmoor Improvement Dist.
5.75%, 12/1/37	5,800	5,351
Myrtle Beach Tax Increment, Air Force Base, 5.25%, 11/1/26	2,330	2,124
Myrtle Beach Tax Increment, Air Force Base, 5.30%, 11/1/35	1,000	886
Piedmont Municipal Power Agency, 5.25%, 1/1/21	1,000	1,012
Richland County, Int'l Paper, 4.60%, 9/1/12	2,000	1,996
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30	8,500	8,734
Tobacco Settlement Management, 6.00%, 5/15/22	4,000	4,081
York County, IDRB, Celanese, 5.70%, 1/1/24 (2)	425	400
		34,983
South Dakota 0.2%
South Dakota HEFA, Sioux Valley Hosp., 5.50%, 11/1/31	3,500	3,641
		3,641
Tennessee 1.6%
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1
5.125%, 10/1/35	1,000	916
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1
5.50%, 10/1/20	1,860	1,845
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1
6.00%, 10/1/35	5,850	5,849
Knox County Health, Ed. & Housing Fac. Board, Covenant
Health, Zero Coupon, 1/1/35	5,000	1,165
Knox County Health, Ed. & Housing Fac. Board, Covenant
Health, Zero Coupon, 1/1/36	4,500	991
Knox County Health, Ed. & Housing Fac. Board, Covenant
Health, Zero Coupon, 1/1/37	4,000	833
Knox County Health, Ed. & Housing Fac. Board, Covenant
Health, Zero Coupon, 1/1/38	5,000	983
Knox County Health, Ed. & Housing Fac. Board, Covenant
Health, Zero Coupon, 1/1/40	3,000	524
Maury County IDRB, Occidental Petroleum Corp.
6.25%, 8/1/18 (2)	3,600	3,797
Sullivan County Health, Ed. & Housing, Wellmont Health
5.25%, 9/1/36	4,000	3,913
Sullivan County Health, Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (1)	1,940	2,185
Sullivan County Health, Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (1)	1,160	1,307
		24,308
Texas 5.1%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
5.875%, 11/15/18	2,750	2,771
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
6.00%, 11/15/29	3,500	3,479
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
7.00%, 11/15/33	4,250	4,550
Austin Convention Enterprises, 5.75%, 1/1/34	3,500	3,328
Austin Convention Enterprises, 6.00%, 1/1/19	1,000	999
Austin Convention Enterprises, 6.00%, 1/1/20	1,000	997
Brazos River Auth., PCR, Centerpoint Energy, 7.75%, 12/1/18	5,000	5,154
Brazos River Auth., PCR, Texas Competitive Electric
7.70%, 4/1/33 (2)	4,850	5,048
Gulf Coast Waste Disposal Auth., Anheuser-Busch Companies
5.90%, 4/1/36 (2)	6,750	7,147
Gulf Coast Waste Disposal Auth., Waste Management
5.20%, 5/1/28 (2)	4,000	3,797
Houston Health Fac. Dev. Corp., Buckingham Senior Living
Community, 7.00%, 2/15/23 (Prerefunded 2/15/14) (1)	500	599
Houston Health Fac. Dev. Corp., Buckingham Senior Living
Community, 7.00%, 2/15/26 (Prerefunded 2/15/14) (1)	1,500	1,797
Houston, IDRB, Continental Airlines, 6.125%, 7/15/27 (2)	2,500	2,418
Port Corpus Christi Auth., CNA Holdings, 6.70%, 11/1/30 (2)	6,940	7,134
Red River Auth., CNA Holdings, 6.70%, 11/1/30 (2)	3,590	3,699
Sabine River Auth., Texas Competitive Electric, 5.50%, 5/1/22
(Tender 11/1/11)	6,175	5,970
Sabine River Auth., Texas Competitive Electric, 5.75%, 5/1/30
(Tender 11/1/11) (2)	4,215	4,090
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere Project -
Northwest Senior High School, 6.00%, 11/15/26	1,500	1,509
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere Project -
Northwest Senior High School, 6.00%, 11/15/36	2,500	2,503
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	3,210	3,367
Texas Affordable Housing Corp., NHT/GTEX
7.25%, 10/1/31 (12)	4,000	396
Texas Water Dev. Board, VRDN, 3.65%, 7/15/19	1,800	1,800
Tyler Health Fac., Mother Frances Hosp., 5.00%, 7/1/37	2,000	1,882
		74,434
Utah 0.7%
Carbon County, PCR, Solid Waste, Sunnyside Cogeneration
7.10%, 8/15/23 (2)	2,800	2,936
Tooele County, PCR, Union Pacific, 5.70%, 11/1/26 (2)	8,050	8,102
		11,038
Virgin Islands 0.3%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (2)	1,800	1,866
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (2)	2,350	2,404
		4,270
Virginia 2.8%
Buena Vista Public Recreational Auth., 5.50%, 7/15/35 (7)	2,075	1,960
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (2)	1,500	1,592
Chesapeake Hosp. Auth., Chesapeake General Hosp.
5.25%, 7/1/14	1,975	2,105
Henrico County Economic Dev. Auth., Virginia United Methodist
Homes, 6.50%, 6/1/22	1,000	1,042
Hopewell IDA, Smurfit - Stone Container Corp., 5.25%, 6/1/15	5,900	5,544
James City County Economic Dev. Auth., WindsorMeade
5.40%, 7/1/27	2,000	1,889
James City County Economic Dev. Auth., WindsorMeade
5.50%, 7/1/37	3,495	3,255
Lexington IDA, Stonewall Jackson Hosp., 6.05%, 7/1/09	125	125
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25	240	247
New Port CDA, 5.50%, 9/1/26	1,000	967
New Port CDA, 5.60%, 9/1/36	1,000	952
Norfolk Economic Dev. Auth., 6.00%, 11/1/36 (2)	1,435	1,352
Norfolk Redev. and Housing Auth., Harbors Edge Retirement
Community, 6.00%, 1/1/25	500	496
Norfolk Redev. and Housing Auth., Harbors Edge Retirement
Community, 6.125%, 1/1/35	1,150	1,137
Peninsula Ports Auth., Baptist Homes, 5.375%, 12/1/26	1,300	1,230
Peninsula Ports Auth., Baptist Homes, 5.40%, 12/1/33	10,950	10,172
Peninsula Town Center CDA, 6.45%, 9/1/37	1,400	1,428
Virginia Small Business Fin. Auth., Wellmont Health System
5.25%, 9/1/37	3,250	3,188
York County IDA, Electric & Power, 5.50%, 7/1/09	2,350	2,365
		41,046
Washington 0.3%
Millwood Estates, Snohomish County Housing Auth.
5.50%, 6/1/29	3,750	3,769
		3,769
West Virginia 0.8%
Pleasants County, Allegheny Energy, 5.25%, 10/15/37	7,000	6,989
West Virginia Hosp. Fin. Auth., Oak Hill Hosp., 6.75%, 9/1/22
(Prerefunded 9/1/10) (1)	5,000	5,497
		12,486

Total Municipal Securities (Cost $1,467,051)		1,458,569
PREFERRED STOCKS 0.7%
Charter Mac Equity Issuer Trust (4)	4,000	4,373
Munimae (2)(4)	6,000	6,239
Total Preferred Stocks (Cost $10,000)		10,612

Total Investments in Securities
99.9% of Net Assets (Cost $1,477,051)		$1,469,181

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Interest subject to alternative minimum tax
(3)	Insured by XL Capital Assurance Inc.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$61,091 and represents 4.2% of net assets.
(5)	Escrowed to maturity
(6)	Insured by AMBAC Assurance Corp.
(7)	Insured by ACA Financial Guaranty Corp.
(8)	Security was transferred to a third-party securitization trust in exchange for residual-interest certificates and cash, which is accounted for as a secured borrowing. At period-end, the total of such underlying securities was $31,921, related secured borrowings totaled $14,826, and the value of residual-interest certificates held by the fund totaled $17,095; see Note 2.
(9)	Insured by Financial Security Assurance Inc.
(10)	Insured by MBIA Insurance Corp.
(11)	Insured by Financial Guaranty Insurance Company
(12)	In default with respect to the payment of interest
(13)	Non-income producing
(14)	Insured by Assured Guaranty US Holdings Inc.
(15)	Insured by Radian Asset Assurance Inc.
(16)	All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2007.
AR	Auction Rate security with an interest rate reset feature through a modified Dutch auction at predetermined short-term intervals; rate shown is effective rate at period-end.
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

SWAPS 0.0%	Notional Amount	Value
Credit Default Swaps 0.0%
Goldman Sachs, Protection Bought (Relevant Credit: Waste
Management, 7.375%, 8/1/10), Pay 0.57%, Receive upon
credit default, 6/20/12	(7,500)	(57)
Total Swaps (Premium Paid/Received $—)		(57)

Open Futures Contracts at November 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 50 U.S. Treasury ten year contracts
$100 par of 5.50% Califonia bonds
pledged as initial margin	3/08	$ (5,660)	$ (24)
Net payments (receipts) of variation
margin to date			27
Variation margin receivable (payable)
on open futures contracts			$ 3

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free High Yield Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Financial futures contracts are valued at closing settlement prices.

Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Residual-Interest Certificates

The fund may invest in residual-interest certificates acquired through “financing transactions”, pursuant to which it transfers a fixed-rate municipal debt instrument (underlying bond) held in its portfolio to a third-party securitization trust that issues residual-interest certificates and short-term floating-rate certificates against the underlying bond. In exchange for the underlying bond, the fund receives residual-interest certificates and cash, raised from sale of the floating-rate certificates to third-party investors. Accounting guidance requires the transfer to be accounted for as a financing transaction, wherein the underlying bond serves as collateral for the securitization trust and continues to be reflected as an investment of the fund and cash proceeds and related interest are reflected as a secured borrowing; the residual-interest certificates represent the fund’s net economic interest remaining after deduction of the secured borrowing from the value of the underlying bond, and are not separately reported. Residual-interest certificates generally are entitled to the cash flows of the underlying bond that remain after payment of amounts due to the floating-rate certificates and trust-related fees; they also generally have the right to force redemption of the floating-rate certificates in order to acquire the underlying bond from the trust. Residual-interest certificates can only be traded in accordance with Rule 144A of the Securities Act of 1933 and cannot be offered for public resale. Risks arise from changes in interest rates and the value of the underlying bond, and the sale of the residual-interest certificates may involve delay or additional costs.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $1,475,416,000. Net unrealized loss aggregated $6,316,000 at period-end, of which $45,244,000 related to appreciated investments and $51,560,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2008